FINANCIAL INSTRUMENTS - Derivatives (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Financial Instruments:
Financial assets, current	$ 209,768	$ 25,026
Financial assets, non-current	96,962	10,600
Financial liabilities, current	11,450	13,977
Fair value of derivative financial liabilities	24,664	61,169
Classified as fair value
Financial Instruments:
Financial assets, current	209,768	25,026
Financial assets, non-current	96,962	10,600
Financial liabilities, current	11,450	13,977
Fair value of derivative financial liabilities	24,664	61,169
Classified as fair value | Physical forward contracts and options
Financial Instruments:
Financial assets, current	133,348	12,513
Financial assets, non-current	51,453	6,713
Financial liabilities, current	10,315	10,157
Fair value of derivative financial liabilities	21,428	56,122
Classified as fair value | Financial swap contracts and options
Financial Instruments:
Financial assets, current	73,576	6,942
Financial assets, non-current	45,017	2,634
Financial liabilities, current	1,116	3,548
Fair value of derivative financial liabilities	3,106	5,047
Classified as fair value | Foreign exchange forward contracts
Financial Instruments:
Financial assets, current	1,319
Financial liabilities, current		272
Fair value of derivative financial liabilities	128
Classified as fair value | Weather derivatives
Financial Instruments:
Financial assets, current		1,911
Classified as fair value | Other derivative options
Financial Instruments:
Financial assets, current	1,525	3,660
Financial assets, non-current	492	$ 1,253
Financial liabilities, current	19
Fair value of derivative financial liabilities	$ 2